Law Offices of

Stradley, Ronon, Stevens & Young, LLP

2600 One Commerce Square

Philadelphia, Pennsylvania 19103-7098

(215) 564-8000

December 11, 2017

VIA EDGAR TRANSMISSION

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	Dimensional Investment Group Inc.
File Nos. 033-33980 and 811-06067

Dear Sir or Madam:

Attached for filing, pursuant to the Securities Act of 1933, as amended (the “Securities Act”), is a registration statement on Form N-14 (the “Registration Statement”) of Dimensional Investment Group Inc. (the “Registrant”). The Registration Statement is being filed to register shares of common stock, with par value of one cent ($0.01) per share, of (1) the DFA International Value Portfolio III (the “ International Acquiring Portfolio”), a series of the Registrant, that will be issued to the shareholders of the LWAS/DFA International High Book to Market Portfolio and the DFA International Value Portfolio II (collectively, the “International Target Portfolios”), in connection with the transfer of substantially all of the assets of the International Target Portfolios in exchange for shares of the International Acquiring Portfolio, pursuant to an Agreement and Plan of Reorganization, and (2) the U.S. Large Cap Value Portfolio III (the “U.S. Acquiring Portfolio”), a series of the Registrant, that will be issued to the shareholders of the LWAS/DFA U.S. High Book to Market Portfolio (the “U.S. Target Portfolio”) in connection with the transfer of substantially all of the assets of the U.S. Target Portfolio in exchange for shares of the U.S. Acquiring Portfolio, pursuant to an Agreement and Plan of Reorganization.

In accordance with Rule 488 under the Securities Act, it is anticipated that the Registration Statement will automatically become effective on January 10, 2018.

No filing fee is due because the Registrant is relying on section 24(f) of the Investment Company Act of 1940, as amended.

U.S. Securities and Exchange Commission

December 11, 2017

If you have any questions or comments regarding the Registration Statement, please call me at (215) 564-8048 or, in my absence, Brian Crowell, at (215) 564-8082.

Very truly yours,

/s/ Jana L. Cresswell
Jana L. Cresswell, Esquire